Summary of principal accounting policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of principal accounting policies
Entry fees paid to location partners, contractual period	6 years	1 year
Entry fees paid to location partners, weighted average term	2 years 3 months 18 days	2 years	1 year 10 months 24 days
Aggregated commissions to the location partners and network partners and amortization of the entry fees to the location partners	¥ 2,069,102	¥ 2,112,774	¥ 1,576,565
Advertising expenses	¥ 10,684	¥ 14,988	¥ 6,752